Fees Summary	Apr. 29, 2026 USD ($)
Fees Summary [Line Items]
Previously Paid Amount	$ 0.00
Total Fee Amount	17,604.70
Total Transaction Valuation	127,477,935.00
Total Offset Amount	0.00
Net Fee	$ 17,604.70
Offering Table N/A
Offset Table N/A	N/A